Deposits (Tables)	12 Months Ended
Dec. 31, 2016
Deposits [Abstract]
Schedule of summary of non-interest bearing and interest bearing deposits
At December 31, 2016 and 2015, non-interest bearing and interest bearing deposits were as follows:

December 31 (In thousands)	2016	2015
Non-interest bearing	$1,523,417	$1,404,032
Interest bearing	3,998,539	3,943,610
Total	$5,521,956	$5,347,642

Schedule of maturities of time deposits	At December 31, 2016, the maturities of time deposits were as follows:

(In thousands)
2017	$717,879
2018	131,236
2019	153,257
2020	63,758
2021	51,245
After 5 years	495
Total	$1,117,870